Provision for Contingencies and Judicial Deposits	12 Months Ended
Dec. 31, 2024
Provision for contingencies and judicial deposits [Abstract]
Provision for contingencies and judicial deposits

15.    Provision for contingencies and judicial deposits

15.1. Breakdown

As of December 31, 2024 and December 31, 2023, the subsidiaries had the following liabilities, related to contingencies:

Provision Probable contingencies:	December 31, 2024	December 31, 2023
Labor and social security contingencies	418	393
	418	393

The Company is a party to labor, social security and civil lawsuits and has been discussing these matters in both the administrative and judicial scopes and, when applicable, said lawsuits are mostly backed by appeal-related judicial deposits.

Judicial deposits are classified in other accounts receivable in non-current assets.

The respective provisions for contingencies were set up considering the estimates made by the legal advisors, for lawsuits whose likelihood of loss in the respective outcomes was assessed as ‘probable’.

Company Management believes that resolving these issues will not have an effect significantly different from the provisioned amount.

15.2. Rollforward of provision for contingencies

Changes in provision for contingencies As of December 31, 2024, and December 31, 2023, are as follows:

Consolidated
(=) Balance at January, 1st 2023	607
(+) Business combination	18
(+) Provisions made during the year	1,049
(-) Provisions reversed during the year	(1,281)
(=) Balance at 31 December 2023	393
(+) Provisions made during the year	41
(-) Provisions reversed during the year	(16)
(=) Balance at December 31, 2024	418

15.3. Descriptions of contingencies

Labor and social security contingencies refer to lawsuits filed by former employees linked to funds arising from the employment relationship and to various claims for damages.

Civil claims refer to lawsuits filed by former suppliers and partners related to compensation for property damages arising from the commercial relationship that existed with the Group Response companies.

On December 31, 2022, Management reassessed the criteria for provision for labor contingencies considering the risk of loss in each lawsuit and started recording the estimated amount of probable loss in each request made in the lawsuits.

The Company has labor contingencies classified as a possible loss As of December 31, 2024, in the amount estimated by its legal advisors of R$1,256 (as of December 31, 2023, in the amount of R$982).